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                          MFS VARIABLE INSURANCE TRUST
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                            May 1, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: MFS Variable Insurance Trust (the "Trust") (File No. 33-74668), on Behalf of MFS Emerging Growth Series, MFS Value Series, MFS Research Series, MFS Growth With Income Series, MFS Total Return Series, MFS Utilities Series, MFS High Income Series, MFS World Governments Series, MFS Strategic Fixed Income Series, MFS Bond Series, MFS Limited Maturity Series and MFS Money Market Series

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 7 (the "Amendment") to the Trust's Registration
Statement on Form N-1A.  This  Amendment was filed  electronically  on April 29,
1997.

         Please call Kate Alexander at (617) 954-5169 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/kha